LITMAN/GREGORY FUND ADVISORS, LLC
4 Orinda Way Suite 200-D
Orinda, CA 94563

May 4, 2007

Via Edgar Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Masters’ Select Funds Trust (the “Trust”)
File Nos. 333-10015 and 811-07763

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the form of its Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated April 30, 2007, filed electronically as Post-Effective Amendment No. 37 to the Fund’s Registration Statement on Form N-1A on April 30, 2007.

If you have any questions or require further information, do not hesitate to contact the undersigned at (925) 253-5213.

Sincerely yours,

/s/John Coughlan

John Coughlan
Treasurer and Chief Compliance Officer
Masters’ Select Funds Trust